Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	0
Total Fee Amount	69,050
Total Offset Amount	$ 0
Narrative Disclosure

(2)
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related “at-the-market” offering of the Company’s Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share. The maximum aggregate offering price of such offering is $500,000,000.

Net Fee	$ 69,050
Narrative - Max Aggregate Offering Price	$ 500,000,000
Final Prospectus	true